Borrowings - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 47,539	£ 47,072	£ 42,985
Collateral received	49	72
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	46,739	46,141
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	43,137	42,617
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	34,639	34,281
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 8,498	£ 8,336